Guarantees, Commitments and Contingencies, Contingencies (Details) $ in Thousands, $ in Millions			12 Months Ended
	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($)	Dec. 31, 2018 USD ($) defendant	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Estimate of loss contingency in excess of accrual			$ 190.0
Brazil | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Loss contingency reserves			1.7	$ 2.2
Estimate of loss contingency in excess of accrual			$ 77.0
Canadian Antitrust Law
Loss Contingencies [Line Items]
Number of hydrogen peroxide producers in putative direct and indirect purchaser class action complaints filed in February 2005 | defendant			5
Number of hydrogen peroxide producers in same putative class actions in Canada who settled | defendant			5
Canadian Antitrust Law | Settled Litigation
Loss Contingencies [Line Items]
Settlement amount, settled by other defendants			$ 20.6
Settlement agreement payment	$ 2.5	$ 3,250